Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

June 30, 2019

AFF15-QTLY-0819
1.818355.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $388,774)	390,000	388,838
	Shares	Value

Domestic Equity Funds - 28.4%
Fidelity Advisor Series Equity Growth Fund (b)	2,030,264	$29,601,249
Fidelity Advisor Series Growth Opportunities Fund (b)	1,308,044	19,646,815
Fidelity Advisor Series Small Cap Fund (b)	1,330,689	14,624,272
Fidelity Series All-Sector Equity Fund (b)	1,355,928	13,599,954
Fidelity Series Commodity Strategy Fund (b)	6,010,307	28,308,544
Fidelity Series Large Cap Stock Fund (b)	3,446,862	51,633,999
Fidelity Series Large Cap Value Index Fund (b)	436,004	5,620,091
Fidelity Series Opportunistic Insights Fund (b)	1,494,994	27,672,342
Fidelity Series Small Cap Opportunities Fund (b)	1,311,344	18,280,135
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,719,486	33,476,877
Fidelity Series Value Discovery Fund (b)	2,577,309	33,092,642
TOTAL DOMESTIC EQUITY FUNDS
(Cost $216,279,851)		275,556,920

International Equity Funds - 18.2%
Fidelity Series Canada Fund (b)	487,072	5,318,826
Fidelity Series Emerging Markets Fund (b)	647,992	6,227,206
Fidelity Series Emerging Markets Opportunities Fund (b)	2,956,146	56,432,830
Fidelity Series International Growth Fund (b)	3,047,804	49,618,249
Fidelity Series International Small Cap Fund (b)	619,900	10,060,969
Fidelity Series International Value Fund (b)	4,944,924	47,619,616
Fidelity Series Overseas Fund (b)	138,878	1,394,339
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $131,953,239)		176,672,035

Bond Funds - 41.5%
Fidelity Series Emerging Markets Debt Fund (b)	744,732	7,246,242
Fidelity Series Floating Rate High Income Fund (b)	162,551	1,511,725
Fidelity Series High Income Fund (b)	743,454	7,077,679
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,172,155	71,793,269
Fidelity Series International Credit Fund (b)	64,565	657,922
Fidelity Series Investment Grade Bond Fund (b)	23,147,042	264,570,693
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,720,331	43,946,278
Fidelity Series Real Estate Income Fund (b)	433,535	4,807,906
TOTAL BOND FUNDS
(Cost $382,469,076)		401,611,714

Short-Term Funds - 11.9%
Fidelity Cash Central Fund 2.42% (c)	1,966,199	1,966,592
Fidelity Series Government Money Market Fund 2.44% (b)(d)	92,102,585	92,102,585
Fidelity Series Short-Term Credit Fund (b)	2,133,005	21,436,699
TOTAL SHORT-TERM FUNDS
(Cost $115,328,089)		115,505,876
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $846,419,029)		969,735,383
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(547,431)
NET ASSETS - 100%		$969,187,952

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	18	Sept. 2019	$1,730,970	$25,169	$25,169
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	(2,307)	(2,307)
TOTAL FUTURES CONTRACTS					$22,862

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $388,838.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,639
Total	$11,639

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$32,546,778	$118,992	$4,529,182	$--	$1,231,559	$233,102	$29,601,249
Fidelity Advisor Series Growth Opportunities Fund	21,848,910	78,549	3,102,979	--	994,828	(172,493)	19,646,815
Fidelity Advisor Series Small Cap Fund	14,730,372	57,864	857,368	--	50,735	642,669	14,624,272
Fidelity Series All-Sector Equity Fund	14,439,639	54,509	1,479,589	--	(10,229)	595,624	13,599,954
Fidelity Series Canada Fund	5,061,159	203,368	244,681	--	2,446	296,534	5,318,826
Fidelity Series Commodity Strategy Fund	22,709,877	7,284,380	1,348,711	--	(25,682)	(311,320)	28,308,544
Fidelity Series Emerging Markets Debt Fund	7,351,000	134,992	343,249	108,890	(14,854)	118,353	7,246,242
Fidelity Series Emerging Markets Fund	6,122,573	494,383	283,690	--	221	(106,281)	6,227,206
Fidelity Series Emerging Markets Opportunities Fund	57,560,785	203,498	2,999,141	--	187,245	1,480,443	56,432,830
Fidelity Series Floating Rate High Income Fund	1,551,611	28,500	73,553	22,907	(4,481)	9,648	1,511,725
Fidelity Series Government Money Market Fund 2.44%	87,309,321	10,258,264	5,465,000	535,652	--	--	92,102,585
Fidelity Series High Income Fund	8,655,724	141,080	1,813,333	113,530	(48,238)	142,446	7,077,679
Fidelity Series Inflation-Protected Bond Index Fund	70,248,640	3,334,520	3,426,400	72,910	(218)	1,636,727	71,793,269
Fidelity Series International Credit Fund	634,225	4,297	--	4,297	--	15,463	657,922
Fidelity Series International Growth Fund	48,417,041	178,747	2,353,806	--	465,194	2,911,073	49,618,249
Fidelity Series International Small Cap Fund	11,290,776	43,146	1,771,160	--	377,040	121,167	10,060,969
Fidelity Series International Value Fund	46,313,712	1,585,284	1,976,119	--	56,713	1,640,026	47,619,616
Fidelity Series Investment Grade Bond Fund	262,356,116	13,333,545	16,925,488	2,086,379	16,412	5,790,108	264,570,693
Fidelity Series Large Cap Stock Fund	55,960,959	587,596	6,166,099	380,087	513,098	738,445	51,633,999
Fidelity Series Large Cap Value Index Fund	6,321,235	22,369	949,753	--	189,825	36,415	5,620,091
Fidelity Series Long-Term Treasury Bond Index Fund	49,275,645	582,751	8,266,870	334,807	322,530	2,032,222	43,946,278
Fidelity Series Opportunistic Insights Fund	30,342,218	111,061	4,505,853	--	1,124,057	600,859	27,672,342
Fidelity Series Overseas Fund	--	1,390,942	--	--	--	3,397	1,394,339
Fidelity Series Real Estate Income Fund	4,873,522	85,558	230,519	67,982	16,560	62,785	4,807,906
Fidelity Series Short-Term Credit Fund	21,687,199	672,653	1,093,279	148,255	(270)	170,396	21,436,699
Fidelity Series Small Cap Opportunities Fund	18,858,008	72,210	1,292,309	--	331,118	311,108	18,280,135
Fidelity Series Stock Selector Large Cap Value Fund	36,612,014	134,649	4,813,168	--	507,009	1,036,373	33,476,877
Fidelity Series Value Discovery Fund	36,176,450	133,157	4,198,486	--	602,390	379,131	33,092,642
Total	$979,255,509	$41,330,864	$80,509,785	$3,875,696	$6,885,008	$20,414,420	$967,379,953

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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